Supplement to the
Fidelity Advisor® Small Cap Value Fund
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information for Charles Myers found in the "Fund Management" section on page 24.

Charles Myers is lead portfolio manager of the fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

ASCV-13-01  January 15, 2013
1.808271.118

Supplement to the
Fidelity Advisor® Small Cap Value Fund
Institutional Class
September 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information for Charles Myers found in the "Fund Management" section on page 23.

Charles Myers is lead portfolio manager of the fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

ASCVI-13-01  January 15, 2013
1.808273.116

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund
September 29, 2012
Prospectus

The following information replaces the information for Fidelity Small Cap Value Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information for Charles Myers found in the "Fund Management" section on page 29.

Charles Myers is lead portfolio manager of Fidelity Small Cap Value Fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of Fidelity Small Cap Value Fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

SCP/SCV-13-01  January 15, 2013
1.808094.114

Supplement to the
Fidelity® Small Cap Value Fund Class F
September 29, 2012
Prospectus

The following information replaces the information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Charles Myers (lead portfolio manager) has managed the fund since May 2008.

Derek Janssen (co-manager) has managed the fund since January 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 17.

Charles Myers is lead portfolio manager of the fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager.

Derek Janssen is co-manager of the fund, which he has managed since January 2013. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

SCV-F-13-01  January 15, 2013
1.956492.100